Acquisition	9 Months Ended
Jan. 31, 2012
Notes to Financial Statements
Note 15 - Acquisition

Medina International Holdings, Inc. ("Company") acquired Modena Sport Designs, LLC (currently Harbor Guard Boats, Inc.) a California corporation, on June 18, 2008, as its wholly owned subsidiary. The results of operations of Modena Sport Designs, LLC included in the consolidated financial statements of the Company in the form 10-K for the year ended April 30, 2009, are from June 18, 2008 to April 30, 2009.

The Company  accounted  for the  acquisition  of 100%  equity of Modena  Sport Designs,  LLC using the purchase  method.  The purchase price to acquire Modena Sport Designs, LLC (fixed assets, molds, and license agreements) was 11,000,000 shares of the Company's common stock and $1,000,000 in cash payments,  of which $800,000 is contingent on boat sales at the rate of 10% of price of each boat sale and $200,000 was due within two to three months upon signing of the agreement.

The 11,000,000 shares of Company's common stock was valued at $0.06, which was the   fair   value   of   the Company's common stock traded on the Over-the-counter-bulletin-board (OTCBB) market. Share  certificates  for  11,000,000  shares  were  issued  on June 1,  2009 and accounted  in Medina  international Holdings, Inc.'s  books for the year ended April 30, 2009.

The complete disclosure  of the  acquisition of Modena Sports Design, LLC (currently Harbor Guard Boats, Inc.), along with the acquired  goodwill,  were reported in our annual report on Form 10-K for the period ended April 30, 2010.

Agreement with Wintec Protective Systems, Inc.

On June 28, 2011, Medina International Holdings, Inc. entered into a Contribution and Exchange Agreement with WinTec Protective Systems, Inc. ("WinTec.") As part of the Contribution and Exchange Agreement, the Company agreed to issue 3,000,000 shares of its restricted common stock in exchange for 20,400,000 shares of the common stock of WinTec. As a result of such exchange, the Company holds 51% of the issued and outstanding common stock of WinTec, making WinTec a subsidiary of the Company.

Wintec was incorporated in the State of Texas. Wintec's Operations are located in Houston, Texas. Wintec has developed various products such as CORTAIN, Hydro-Tain, and Blast Block. Medina International Holdings, Inc. has first right to use CORTAIN, anti-corrosion material for small marine crafts.

As part of the Contribution and Exchange Agreement, the Company has agreed to register the 3,000,000 shares issued with the Securities and Exchange Commission ("SEC") for resale by WinTec. If any of the following occur:

  (i) the Registration Statement is not filed on or before the Required Filing Date,

(ii) the Registration Statement is not declared effective on or before the Required Effective Date, or

(iii)the Registration Statement is declared effective but cease to be effective for a period of time which shall exceed three hundred and ninety five (365) days in the aggregate per year (defined as a period of 365 days commencing on the date the Registration Statement is declared effective)then the Company will be required to pay WinTec an amount equal to one-half percent (0.5%) of the fair market value of the 3,000,000 shares of the Company's common stock on the first business day after the non-registration event and for each subsequent thirty (30) day period (pro rata for any period less than thirty (30) days) which are subject to such Non-Registration Event.

Stock Redemption and Purchase Agreement

Concurrent with the signing of the Contribution and Exchange Agreement, the Company also entered into a Stock Redemption and Purchase Agreement with WinTec. The Stock Redemption and Purchase Agreement provides that provides WinTec the right to repurchase 12,400,000 shares of its common stock held by the Company upon the closing of the Contribution and Exchange Agreement in exchange for $1,500,000(amended to $237,658 on October 24,2011). In addition, the Company has agreed to issue to WinTec an option to purchase up to 3,000,000 shares of its restricted common stock at an exercise price of $0.10 per share.

The Stock Redemption and Purchase Agreement provides that the WinTec Board of Directors shall be reduced from 7 to 6 directors and that the Company will have the ability to appoint 2 of the directors.

Upon the completion of the Stock Redemption and Purchase Agreement, the Company will hold 8,000,000 shares of WinTec, representing 20% of the issued and outstanding common stock of WinTec.

Loan Agreement and Revolving Promissory Note

Concurrent to the signing of the Contribution and Exchange Agreement, the Company entered into a Loan Agreement and Revolving Promissory Note with WinTec. As part of the Loan Agreement, the Company has agreed to lend to WinTec $1,500,000 (amended to $237,658 on October 24,2011) cash to be used by WinTec to expand its business operations, which includes at some future point moving their laboratory facility from Texas to California.

The Loan Agreement provides for the funds to be delivered to WinTec, as set forth below:

  - Fifty Thousand Dollars ($50,000) upon execution of the loan documentation, and

  - Four Hundred Fifty Thousand ($450,000) amended to $187,658 on October 24, 2011 and 90 days after the execution of the loan documentation

The Loan Agreement provides for the Company to be issued an exclusive license for the use of WinTec's anti-corrosion material for small marine craft, pursuant and the first right of first refusal to exclusively license such intellectual property of WinTec as it may license to third parties.

The Revolving Promissory Note has an annual interest rate of 1% and a term of four (4) years from the date of issuance. The Revolving Promissory Note does not provide for a payment schedule, only that payments will be made as requested by the Company.

Stock Issuance

On June 28, 2011, as part of the Contribution and Exchange Agreement and the Stock Redemption and Purchase Agreement, the Company made the following issuances of its restricted common stock and equity instruments:

-    3,000,000 shares of its restricted common stock to WinTec pursuant to the Contribution and Exchange Agreement in exchange for 20,400,000 shares of the common stock of WinTec.

-    An option to purchase 3,000,000 shares of the Company's restricted common stock at an exercise price of $0.10 per share to WinTec as part of the Stock Redemption and Purchase Agreement.

The future  success of the Company is likely  dependent on its ability to obtain additional  capital to develop its proposed  products and  ultimately,  upon its ability to attain future profitable  operations.  There can be no assurance that the Company will be  successful  in obtaining  such  financing,  or that it will obtain positive cash flow.